RESTRICTED CASH AND SHORT-TERM DEPOSITS (Details) $ in Thousands, € in Millions, t in Millions	1 Months Ended	12 Months Ended
	May 31, 2021 USD ($) t	Dec. 31, 2022 USD ($) lease	Dec. 31, 2022 EUR (€)	Nov. 30, 2022 USD ($)	Apr. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2015 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		$ 134,043				$ 106,073
Less: Amounts included in current restricted cash and short-term deposits		(21,693)				(34,025)
Long-term restricted cash		$ 112,350				72,048
Number of UK leases | lease		6
Hilli
Restricted Cash and Cash Equivalents Items [Line Items]
Letter of credit available to project partner							$ 400,000
LNG production | t	3.6
Maximum borrowing capacity	$ 100,000
Debt guarantee | Discontinued operations, disposed of by sale | Hygo and subsidiaries
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		$ 0		$ 1,500		1,500
Debt guarantee | Golar Arctic
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		38,822				0
Debt guarantee | LNG Croatia and NFE's fleet
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		11,504				11,328
Debt guarantee | LNG Croatia | Euro member countries, euro
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits | €			€ 9.3
Debt guarantee | LNG Croatia | United States of America, dollars
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		$ 1,300
Term facility		10 years
Debt guarantee | Hilli
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		$ 60,952				60,720	$ 305,000
Performance guarantee | Golar Arctic | Euro member countries, euro
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits | €			26.9
Performance guarantee | Golar Arctic | United States of America, dollars
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		29,800
Variable interest entity, primary beneficiary
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		21,691				16,523
Lease agreements
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		1,074				2
UK tax lease
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		0			$ 16,000	$ 16,000
Advanced Repayment Guarantees | Golar Arctic | Euro member countries, euro
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits | €			8.1
Advanced Repayment Guarantees | Golar Arctic | Euro member countries, euro | Maximum
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits | €			€ 163.9
Advanced Repayment Guarantees | Golar Arctic | United States of America, dollars
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		$ 9,000